INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Fund's investments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 8,711,059		$ 21,329,022
Acquisition costs of operating limited partnerships	389,379		389,379
Cumulative distributions from operating limited partnerships	(11,583)		(198,708)
Cumulative impairment loss in investments in operating limited partnerships	(4,986,236)		(13,575,448)
Cumulative losses from operating limited partnerships	(4,102,619)		(7,944,245)
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927		32,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,957,346)		(4,978,858)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		11,481
Cumulative impairment loss in investments in operating limited partnerships	4,986,236		13,575,448
Other	(89,815)		(366,053)
Equity per operating limited partnerships' combined financial statements	2,683,452	$ 2,683,452	7,986,395	$ 7,986,395
Series 20
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 21
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 22
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0
Equity per operating limited partnerships' combined financial statements	0	0		0
Series 23
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0
Equity per operating limited partnerships' combined financial statements	0	0		0
Series 24
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0
Equity per operating limited partnerships' combined financial statements	0	0		0
Series 25
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 26
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0
Series 27
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 28
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 29
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	698,299		698,299
Acquisition costs of operating limited partnerships	100,829		100,829
Cumulative distributions from operating limited partnerships	(3,000)		(3,000)
Cumulative impairment loss in investments in operating limited partnerships	(286,415)		(286,415)
Cumulative losses from operating limited partnerships	(509,713)		(509,713)
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927		32,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(625,357)		(575,248)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	286,415		286,415
Other	(910)		(910)
Equity per operating limited partnerships' combined financial statements	(306,925)	(306,925)	(256,816)	(256,816)
Series 30
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 31
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 32
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 33
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 34
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,097,333		2,097,333
Acquisition costs of operating limited partnerships	288,550		288,550
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(833,360)		(833,360)
Cumulative losses from operating limited partnerships	(1,552,523)		(1,552,523)
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(493,394)		(520,914)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	833,360		833,360
Other	2		2
Equity per operating limited partnerships' combined financial statements	51,418	51,418	23,898	23,898
Series 35
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 36
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 37
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 38
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 39
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 40
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 41
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 42
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 43
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0
Series 44
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		1,526,950
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(40,115)
Cumulative impairment loss in investments in operating limited partnerships	0		(1,829,754)
Cumulative losses from operating limited partnerships	0		342,919
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		1,829,754
Other	0		(155,434)
Equity per operating limited partnerships' combined financial statements	0		1,674,320	1,674,320
Series 45
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		4,533,331
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(52,467)
Cumulative impairment loss in investments in operating limited partnerships	0		(3,059,043)
Cumulative losses from operating limited partnerships	0		(1,421,821)
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(2,048,788)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		11,481
Cumulative impairment loss in investments in operating limited partnerships	0		3,059,043
Other	0		(118,286)
Equity per operating limited partnerships' combined financial statements	0		903,450	903,450
Series 46
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,915,427		12,473,109
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(8,583)		(103,126)
Cumulative impairment loss in investments in operating limited partnerships	(3,866,461)		(7,566,876)
Cumulative losses from operating limited partnerships	(2,040,383)		(4,803,107)
Investments in operating limited partnerships - as reported	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		0
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(838,595)		(1,833,908)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,866,461		7,566,876
Other	(88,907)		(91,425)
Equity per operating limited partnerships' combined financial statements	$ 2,938,959	$ 2,938,959	$ 5,641,543	$ 5,641,543